Cover	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 11, 2024
Entity Registrant Name	TD SYNNEX CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31892
Entity Tax Identification Number	94-2703333
Entity Address, Address Line One	44201 Nobel Drive
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	656-3333
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SNX
Security Exchange Name	NYSE
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001177394
Amendment Flag	false